Note 30 - Share-based Payments	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
30	Share-based payments

30.1	Cash-settled share-based payments

The Group has expensed the following cash-settled share-based expense arrangements for the twelve
months ended
December 31:

	Note		2020	2019	2018

Restricted Share Units and Performance Units	30.1	(a)	1,299	616	218
Caledonia Mining South Africa employee incentive scheme	30.1	(b)	114	73	97
			1,413	689	315

(a)	Restricted Share Units and Performance Units

Certain management and employees within the Group are granted Restricted Share Units (“RSUs”) and Performance Units (”PUs”) pursuant to provisions of the
2015
Omnibus Equity Incentive Compensation Plan (“OEICP”). All RSUs and PUs were granted and approved at the discretion of the Compensation Committee of the Board of Directors.

RSUs vest
three
years after grant date given that the service condition of the relevant employees have been fulfilled. The value of the vested RSUs is the number of RSUs vested multiplied by the fair market value of the Company's shares, as specified by the OEICP, on the date of settlement.

PUs have a performance condition based on gold production and a performance period of three
years. The number of PUs that vest will be the PUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

RSU holders are entitled to receive dividends over the vesting period. Such dividends will be reinvested in additional RSUs at the then applicable share price. PUs have rights to dividends only after they have vested.

RSUs and PUs allow for settlement of the vesting date value in cash or shares issuable at fair market value or a combination of both at the discretion of the unitholder.

The fair value of the RSUs at the reporting date was based on the Black Scholes option valuation model. The fair value of the PUs at the reporting date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance multiplier expectation. At the reporting date it was assumed that there is a
93%
-
100%
probability that the performance conditions will be met and therefore a
93%
-
100%
(
2019:
93%
-
100%,
2018:
85%
) average performance multiplier was used in calculating the estimated liability. The liability as at
December 31, 2020
amounted to
$2,240
(
2019:
$524,
January 1, 2019:
$2,043
). Included in the liability as at
December 31, 2020
is an amount of
$634
(
2019:
$107,
2018:
$43
) that was expensed and classified as production costs; refer to note
9.
During the year PUs and RSUs to the value of
$216
vested and were issued as share capital.

The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability on:

	December 31,		December 31,
	2020		2019
	RSUs	PUs	RSUs	PUs
Fair value (USD)	$15.88	$15.51	$8.46	$8.19
Share price (USD)	$15.88	$15.88	$8.46	$8.46
Performance multiplier percentage	–	93 - 100%	–	93 - 100%

Share units granted:
	RSUs	PUs	RSUs	PUs

Grant – January 11, 2016	–	–	60,645	242,579
Grant- March 23, 2016	–	–	10,965	43,871
Grant – June 8, 2016	–	–	5,117	20,470
Grant - January 19, 2017	4,443	17,774	4,443	17,774
Grant - January 11, 2019	–	95,740	–	95,740
Grant - March 23, 2019	–	28,287	–	28,287
Grant - June 8, 2019	–	14,672	–	14,672
Grant - January 11, 2020	17,585	114,668	–	–
Grant - March 31, 2020	–	1,971	–	–
Grant - June 1, 2020	–	1,740	–	–
Grant - September 9, 2020	–	1,611	–	–
Grant - September 14, 2020	–	20,686	–	–
Grant - October 5, 2020	–	514	–	–
RSU dividends reinvested	995	–	11,316	–
Settlements/ terminations	(5,052)	(17,774)	(87,434)	(306,920)
Total awards	17,971	279,889	5,052	156,473

On
January 11, 2021,
78,883
PUs were granted to certain employees within the Group.

(b)	Caledonia Mining South Africa employee incentive scheme

From
2017
Caledonia Mining South Africa Proprietary Limited granted
52,282
awards to its employees that entitle them to a cash pay-out at the Company's share price on
November 30
of each year over a
3
-year period from the grant date. The cash-settled share-based payment liability was calculated based on the number of awards expected to vest multiplied by the Company's Black Scholes option valuation fair value of
£12.05
at the reporting date and apportioned for the quantity vested over the total vesting period. The liability relating to these cash-settled share-based payment awards amounted to
$30
(
December 31, 2019:
$16,
January 1, 2019:
$47
) and the expense amounted to
$114
(
2019:
$73,
2018:
$97
) for the
twelve
months ended
December 31, 2020.
The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability for the year ended
December 31, 2020.

During
September 2020
it was communicated to employees of Caledonia Mining South Africa Proprietary Limited that because going forwards they would receive awards of PUs under the Plan, a discretionary
10%
cash bonus scheme would gradually replace the current cash-settled share-based scheme and no
more awards would be made under that scheme. To the extent their cash-settled share-based payments fall shot of the cash bonus, they would receive an amount to make up the shortfall. The shortfall between
10%
of the cash bonus and the cash-settled share-based payments, where applicable, was accounted for as employee costs (note
14
) and included in Trade and other payables (note
31
).

	2020	2019
	Awards
Grant – July 2017 (3-year term)	–	37,330
Grant – August 2018 (3-year term)	5,918	5,918
Grant - August 2019 (3-year term)	9,034	9,034
Awards paid out/ expired	(11,941)	(44,985)
Total awards outstanding	3,011	7,297

Estimated awards expected to vest	100%	100%

30.2	Equity-settled share-based payments

The Group has expensed the following equity-settled share-based payment arrangements for the years ended
December 31:

	Note		2020	2019	2018

Share option programmes	30.2	(a)	–	–	14
			–	–	14

(a)	Share option programs

In accordance with the OEICP, options are granted at an exercise price equal to the greater of volume weighted average trading price for the five
days prior to grant or the closing price on the day immediately prior to the date of grant. The options vest according to dates set at the discretion of the Compensation Committee of the Board of Directors at the date of grant. All outstanding option awards that have been granted, pursuant to the plan, vest immediately.

Terms and conditions of share option programs

The maximum term of the options under the OEICP is
ten
years. Equity-settled share-based payments under the OEICP will be settled by physical delivery of shares. Under the OEICP the aggregate number of shares that may
be issued pursuant to the grant of options, or under any other share compensation arrangements of the Company, will not
exceed
10%
of the aggregate issued and outstanding shares issued of the Company. At
December 31, 2020,
the Company has the following options outstanding:

Number of Options	Exercise Price	Expiry Date
	Canadian $
18,000	11.50	Oct 13, 2021
10,000	9.30	Aug 25, 2024
28,000

The continuity of the options granted, exercised, cancelled and expired under the Plan were as follows:

	Number of Options	Weighted Avg. Exercise Price
		Canadian $
Options outstanding and excercisable at January 1, 2019	38,000	9.48
Granted	-	-
Exercised	-	-
Options outstanding and excercisable at December 31, 2019	38,000	9.48
Granted	-	-
Exercised	(5,000)	8.10
Expired	(5,000)	4.00
Options outstanding and excercisable at December 31, 2020	28,000	10.71

The weighted average remaining contractual life of the outstanding options is
1.81
years (
2019:
2.14
years,
2018:
3.14
years).

Inputs for measurement of grant date fair values

The fair value of share-based payments noted above was estimated using the Black-Scholes Option Pricing Model as the fair value of the services could not
be estimated reliably. Service and non-market performance conditions attached to the arrangements were not
taken into account in measuring fair value. The following assumptions were used in determining the fair value of the options:

Options Granted	10,000
Grant date	February 27, 2018
Risk-free interest rate	2.86%
Expected stock price volatility (based on historical volatility)	32%
Expected option life in years	3
Exercise price	CAD 9.30
Share price at grant date	CAD 9.30
Fair value at grant date	$1.40

The exercise price was determined as the prevailing Toronto Stock Exchange share price on the day of the grant. Expected volatility has been based on an evaluation of the historical volatility of the Company's share price. The expected term has been based on historical experience. The share-based payment expense relating to the grants amounted to
$Nil
(
2019:
$Nil;
2018:
$14
).